As filed with the Securities and Exchange Commission on January 3, 2011
1940 Act File No. 811-[____]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. __

WELLS FARGO FAMILY OFFICE MASTER FUND, LLC
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Exact Name of Registrant as Specified in Charter

C/O WELLS FARGO ALTERNATIVE ASSET MANAGEMENT, LLC
333 MARKET STREET, 29TH FLOOR
SAN FRANCISCO, CA 94105
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Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code (415) 371-4000
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EILEEN ALDEN
333 MARKET STREET, 29TH FLOOR
SAN FRANCISCO, CA 94105

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Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

GEORGE J. ZORNADA
K&L GATES LLP
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MA  02111

EXPLANATORY NOTE

This Registration Statement of Wells Fargo Family Office Master Fund, LLC (the “Registrant”) has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”).  However, interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), and such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Registrant may only be made by entities or persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of any offer to buy, interests in the Registrant.

Form N-2
CROSS-REFERENCE SHEET
Parts A and B of the Private Placement Memorandum

Items in Part A and B of Form N-2		Location in Private Placement Memorandum

1.	Outside Front Cover	Front Cover Page of Private Placement Memorandum

2.	Cover Pages, Other Offering Information	Front Cover Page of Private Placement Memorandum

3.	Fee Table and Synopsis	Summary of Fees and Expenses

4.	Financial Highlights	Not Applicable

5.	Plan of Distribution	Front Cover Page of Private Placement Memorandum; Memorandum Summary; Distribution Arrangements

6.	Selling Shareholders	Not Applicable

7.	Use of Proceeds	Memorandum Summary; Investment Program of the Funds

8.	General Description of the Registrant	Front Cover Page of Private Placement Memorandum; Memorandum Summary; The Funds; Investment Program of the Funds; Risk Factors; Units and Capital Accounts; Voting

9.	Management	Memorandum Summary; Management; The Adviser; Fees and Expenses; Control Persons; Brokerage

10.	Capital Stock, Long-Term Debt, and other Securities	Repurchases and Transfers of Units; Units and Capital Accounts; Voting; Taxes; Distribution Arrangements

11.	Defaults and Arrears on Senior Securities	Not Applicable

12.	Legal Proceedings	Not Applicable

13.	Statement of Additional Information	Not Applicable

14.	Cover Page	Not Applicable

15.	Table of Contents of SAI	Not Applicable

16.	General Information and History	Memorandum Summary; The Funds

17.	Investment Objective and Policies	Memorandum Summary; Investment Program of the Funds

18.	Management	Memorandum Summary; Management

19.	Control Persons and Principal Holders of Securities	Management; Control Persons

20.	Investment Advisory and Other Services	Memorandum Summary; The Adviser; Fees and Expenses

21.	Portfolio Managers	The Adviser

22.	Brokerage Allocation and Other Practices	Brokerage

23.	Tax Status	Taxes

24.	Financial Statements	Financial Statements